Financial Assets and liabilities - Summary of Fair value of the group's financial assets and financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	$ 129,467	$ 32,096
Financial liabilities at FVTPL	2,544	362
Warrants [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at FVTPL	2,544	362
Short Term Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	129,467	32,096
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	129,467	32,096
Level 1 | Short Term Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	129,467	32,096
Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities at FVTPL	2,544	362
Level 3 | Warrants [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at FVTPL	$ 2,544	$ 362